Billings in excess of costs and profits on uncompleted contracts	12 Months Ended
Dec. 31, 2022
Billings in excess of costs and profits on uncompleted contracts
Billings in excess of costs and profits on uncompleted contracts
20. Billings in excess of costs and

profits on uncompleted contracts
The amount

to date

of costs

incurred and

recognized profits

less recognized

losses for

construction projects

in progress
amounted to $ 37,374,909

(2021 - $
21,834,137 ).
Payments to date received were $ 47,045,902

on contracts in progress (2021 - $
31,234,368 ).
Changes in

billings in

excess of

costs and

profits on

uncompleted contracts

during the year

are explained

by $
2,416,229
(2021 - $ 6,268,910
) recognized at

the beginning of

the year being recognized

as revenue, and

an increase of

$
2,686,991
(2021 - $ 9,076,169
) resulting from cash received excluding amounts

recognized as revenue.